Leases (Details) - Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	$ 753,595	$ 661,118	$ 603,295
Up to one year [Member]
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	265,057	227,423	204,750
From 1 to 5 years [Member]
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	317,010	270,281	244,942
More than 5 years [Member]
Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease [Line Items]
Total minimum instalments under non-cancellable operating leases	$ 171,528	$ 163,414	$ 153,603